INTANGIBLE ASSETS, NET - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Weighted average useful lives of intangible assets
Intangible assets, amortization expenses	¥ 146,283	¥ 109,907	¥ 128,042
Minimum
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	2 years
Maximum
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	49 years